ALPS FUND SERVICES, INC.

1290 Broadway, Suite 1100

Denver, Colorado 80203

June 30, 2010

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re: Reaves Utility Income Fund (811-21432 and 333-109089)

To Whom it May Concern:

On behalf of Reaves Utility Income Fund, attached hereto is a preliminary proxy statement on Schedule 14A containing two shareholder proposals.

If you have any questions regarding this filing, please contact my paralegal, J. Tison Cory, at 720.917.0693.

Sincerely,

/s/ Paul F. Leone

Paul F. Leone, Assistant General Counsel

ALPS Fund Services, Inc.

cc: Phil Niehoff, Mayer Brown LLP